Commitments and Contingencies (Tables)	12 Months Ended
Jun. 30, 2024
Commitments and Contingencies [Abstract]
Schedule of Future Minimum Lease Payments under Short-Term Lease	The total future minimum lease payments under the short-term lease with respect to the office as of June 30, 2024 are payable as follows:
	Payment due to schedule
	Less than one year	Total
	US$	US$
Short-term office rental fees	169,902	169,902